Contingent consideration 1 - Summary of liabilities - contingent consideration (Detail) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contingent consideration, current	$ 3,515,233	$ 3,252,904
Contingent consideration, non-current	3,288,664	3,751,717
Contingent consideration	6,803,897	7,004,621	$ 6,870,783
Contingent consideration — Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration, non-current	1,354,155	1,265,654
Contingent consideration — EVT801 [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration, current	3,515,233	3,252,904
Contingent consideration, non-current	$ 1,934,509	$ 2,486,063